3. EQUIPMENT (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equipment Details
Automobile	$ 41,805	$ 41,805	$ 25,828
Laboratory Equipment	36,822	0	0
Office Equipment	8,017	5,560	5,560
Less Accumulated Depreciation	(6,807)	(4,174)	(17,295)
Total Property and Equipment	$ 79,837	$ 43,191	$ 14,093